Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Statement of Operations of Discontinued Operations

The following tables set forth statement of operations of discontinued operations which were included in the Company’s consolidated financial statements:

For the period from October 3, 2025 to December 31, 2025
USD
Revenue	2,957,573
Cost of sales	(2,079,574)
Gross profit	877,999

Operating expenses
Amortization And Depreciation	(433,349)
Development expenses	(276,384)
Selling expenses	(1,643,611)
General and administrative expenses	(1,225,463)
Allowance for credit loss	(4,313)
Inventory Impairment loss	(266,135)
Total operating expenses	(3,836,620)

Net operating loss	(2,958,621)

Other expenses
Finance Expense	(301,014)
Other expenses, net	(18,419,893)
Transaction costs	(2,745,803)
Foreign exchange	19,202
Total other expenses	(21,447,508)

Net Loss from discontinued operations	(24,406,129)

Loss from divestment of subsidiaries under discontinued operations:

Considerations Received	2,649,859
Less: Net assets divestment	7,354,681
Good will generated from acquisition	14,009,500
Add: Fair value of 10% minority interest in divestment	294,429
Loss from divestment of subsidiaries	(18,419,967)